Fair Value Quantitative and Qualitative Disclosures - Summary of Effect of Changing the Significant Unobservable Inputs (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes		$ 5,654
Unfavorable changes		(5,000)
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	$ 450	1,083
Unfavorable changes	$ (439)	$ (1,057)